NXG NextGen Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2023

	Shares	Fair Value
Common Stock - 74.8%
Battery Manufacturer - 0.5%
Freyr Battery(1)(2)	13,064	$118,621

Communication Services - 1.2%
Infrastrutture Wireless Italiane SpA(1)	26,000	286,157

Data Center Software - 2.5%
Megaport Ltd.(1)(2)	167,329	633,148

Diversified Renewable Generation - 3.1%
Renew Energy Global plc(1)(2)	177,968	772,381

Electric Vehicle Charging - 3.4%
Blink Charging Co.(2)	15,000	135,750
EVGO, Inc.(2)	36,889	218,752
Tritium DCFC Ltd.(1)(2)	276,100	496,980
		851,482
Electric Vehicle OEM Light - 1.0%
Niu Technologies(1)(2)	58,241	244,612

Energy Metering & Management - 0.7%
Ameresco, Inc.(2)	4,100	180,195

Engineering Metering & Management - 1.8%
Fluence Enercy, Inc.(2)	17,022	317,801
STEM, Inc.(2)	15,377	125,476
		443,277
Hydrogen Equipment - 0.9%
Nel ASA(1)(2)	153,468	231,741

Industrials - 2.0%
Plug Power, Inc.(2)	33,853	503,394

IT Services - 4.2%
21Vianet Group, Inc.(1)(2)	165,363	656,491
GDS Holdings Ltd.(1)(2)	20,000	385,000
		1,041,491
Large Cap Diversified C Corps - 1.0%
Cheniere Energy, Inc.	1,600	251,744

LNG Midstream - 5.8%
New Fortress Energy, Inc.	6,000	197,940
Targa Resources Corporation	16,938	1,255,106
		1,453,046
Natural Gas Transportation & Storage - 2.0%
Equitrans Midstream Corporation	81,131	489,220

Renewable Distribution - 1.2%
Iberdola S.A.(1)	25,375	290,884

Solar Developer - 0.7%
Azure Power Global Ltd.(1)(2)	53,866	178,835

Solar Energy Equipment - 12.8%
Array Technologies, Inc.(2)	17,683	331,379
Enphase Energy, Inc.(2)	4,559	959,806
SolarEdge Technologies, Inc.(2)	3,895	1,238,298
Shoals Technologies Group, Inc. (2)	21,529	528,322
Sunrun, Inc.(2)	5,192	124,816
		3,182,621
Solar Equipment - 8.9%
FTC Solar Inc.(2)	86,444	265,383
Maxeon Solar Technologies Ltd.(1)(2)	38,052	669,715
SMA Solar Technology AG(1)(2)	16,273	1,268,614
		2,203,712
Solar Generation - 6.0%
Altus Power, Inc.(2)	83,415	564,720
Scatec ASA(1)	23,032	155,579
Solaria Energia y Medio Ambiente, S.A.(1)(2)	42,676	782,633
		1,502,932
Solar Materials Modules - 2.2%
Meyer Burger Tehnology AG(1)(2)	733,168	541,532

Towers - 4.6%
Cellnex Telecom S.A.(1)	24,000	900,449
SBA Communications Corporation	896	232,378
		1,132,827
Wind Energy Equipment - 1.3%
Vestas Wind System(1)	11,500	328,152

Wind Equipment - 0.8%
TPI Composites, Inc.(2)	18,106	209,305

Wind Generation - 1.6%
Orsted A/S(1)(3)	4,542	395,350

YieldCo - 4.6%
Atlantica Sustainable Infrastructure plc(1)	15,725	434,010
Clearway Energy, Inc.	22,679	712,347
		1,146,357
Total Common Stock (Cost $17,937,283)		$18,613,016

Master Limited Partnerships and Related Companies - 17.2%	Units
Large Cap Diversified C Corps - 1.8%
Plains All American Pipeline, L.P.	34,155	$452,554

Large Cap MLP - 10.9%
Energy Transfer, L.P.	100,000	1,266,000
Enterprise Products Partners, L.P.	30,980	790,919
MPLX, L.P.	19,098	661,364
		2,718,283
Natural Gas Gathering & Processing - 3.6%
Crestwood Energy Partners, L.P.	36,006	890,428

YieldCo - 0.9%
NextEra Energy Partners, L.P.	3,300	218,658
Total Master Limited Partnerships (Cost $3,272,190)		$4,279,923

	Shares
Real Estate Investment Trusts - 6.0%
Data Centers - 1.8%
Digital Reality Trust, Inc.	2,200	$229,306
Keppel DC REIT(1)	144,558	212,327
		441,633
Towers - 4.2%
American Tower Corporation	3,525	697,985
Crown Castle International Corporation	2,742	358,517
		1,056,502
Total Real Estate Investment Trusts (Cost $1,804,975)		$1,498,135

Short-Term Investments - Investment Companies - 2.3%
First American Government Obligations Fund - Class X, 4.37%(4)	281,184	$281,184
First American Treasury Obligations Fund - Class X, 4.48%(4)	281,185	281,185
Total Short-Term Investments (Cost $562,369)		$562,369

Total Investments - 100.3% (Cost $23,576,817)		$24,953,443
Liabilities in Excess of Other Assets - (0.3)%		(80,588)
Total Net Assets Applicable to Unitholders - 100.0%		$24,872,855

Percentages are stated as a percent of net assets.
(1)	Foreign issued security. Foreign concentration is as follows: Spain 7.94%, Cayman Islands 5.17%, and Germany 5.1%.
(2)	No distribution or dividend was made during the period ended February 28, 2023. As such, it is classified as a non-income producing security as of February 28, 2023.
(3)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors. As of February 28, 2023, the value of these investments was $395,350 or 1.59% of total net assets.

(4)	Rate reported is the current yield as of February 28, 2023.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2023	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$18,613,016	$18,613,016	$-	$-
Master Limited Partnerships and Related Companies (a)	4,279,923	4,279,923	-	-
Real Estate Investment Trusts (a)	1,498,135	1,498,135
Total Equity Securities	24,391,074	24,391,074	-	-
Other
Short Term Investments (a)	562,369	562,369	-	-
Total Other	562,369	562,369	-	-
Total Assets	$24,953,443	$24,953,443	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2023.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2023.